INVESTMENTS IN PRIVATE COMPANIES (Details Narrative) $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jul. 11, 2019 USD ($) shares	Aug. 31, 2015 shares
IfrsStatementLineItems [Line Items]
Investment	$ 7,409	$ 7,409	$ 7,409
Unrealized Gain (Loss) On Investment
Intensity [Member]
IfrsStatementLineItems [Line Items]
Investment	7,409	7,409	7,409
Unrealized Gain (Loss) On Investment
Intensity [Member] | Acquisition Of SalvaRx [Member]
IfrsStatementLineItems [Line Items]
Investment	$ 4,500
Number of shares purchased | shares	1,000,000.0
Percentage of equity held	7.50%
Unrealized Gain (Loss) On Investment			1,600
Intensity [Member] | Acquisition Of Intensity Holding Limited [Member]
IfrsStatementLineItems [Line Items]
Equity interests of acquirer				$ 1,300
Number of ordinary shares issued in acquisition | shares				129,806
Number of private company share consists in sole asset | shares				288,458
Number of shares outstanding | shares				1,288,458
Percentage of voting equity interests acquired	7.35%	8.00%
Series A preferred stock in Sentien Biotechnologies [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased | shares					210,210
Percentage of equity held	5.06%	5.06%
Sentien Biotechnologies Inc. [Member]
IfrsStatementLineItems [Line Items]
Investment
Unrealized Gain (Loss) On Investment			$ 700